Summary Prospectus December 1, 2009


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group


DWS INTERNATIONAL FUND






CLASS/Ticker    A   SUIAX    B   SUIBX    C   SUICX    INST   SUIIX    S   SUINX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information and other information about the fund online at https://www.dws-investments.com/ mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C), (800) 730-1313
(INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and Statement of Additional Information, both dated December 1, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term growth of capital.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares in this fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 12) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (p. 47).


SHAREHOLDER FEES (paid directly from your investment)


                                         A          B          C       INST          S
                             -------------  ---------  ---------  ---------  ---------
Maximum sales charge
(load) on purchases, as %
of offering price                  5.75       None       None       None       None
---------------------------        ----       --         --         --         --
Maximum contingent
deferred sales charge
(load), as % of redemption
proceeds                        None(1)         4.00       1.00     None       None
---------------------------     -------       ------     ------     --         --
Redemption/exchange fee
on shares owned less than
15 days, as % of redemp-
tion proceeds                      2.00         2.00       2.00       2.00       2.00
---------------------------     -------       ------     ------     ------     ------

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                     A          B          C          INST            S
                             ---------  ---------  ---------  ------------  -----------
Management fee                   0.57       0.57       0.57        0.57          0.57
---------------------------      ----       ----       ----        ----          ----
Distribution/service
(12b-1) fees                     0.24       0.99       0.99       None         None
---------------------------      ----       ----       ----       -----        ------
Other expenses (includes
an administrative fee)           0.48       0.69       0.54        0.24          0.37
---------------------------      ----       ----       ----       -----        ------
Acquired funds (underlying
funds) fees and expenses         0.02       0.02       0.02        0.02          0.02
---------------------------      ----       ----       ----       -----        ------
TOTAL ANNUAL FUND OPERAT-
ING EXPENSES                     1.31       2.27       2.12        0.83          0.96
---------------------------      ----       ----       ----       -----        ------
Less expense waiver/
reimbursement                    0.01       0.22       0.07        0.00          0.00
---------------------------      ----       ----       ----       -----        ------
NET ANNUAL FUND OPERAT-
ING EXPENSES                     1.30       2.05       2.05        0.83          0.96
---------------------------      ----       ----       ----       -----        ------

(1) Investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.

The Advisor has contractually agreed through November 30, 2010 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total operating expenses at 1.28%, 2.03%, 2.03%, 0.88% and 0.95% for Classes A, B, C, Institutional and S shares, respectively. The agreement may only be terminated with the consent of the fund's Board and does not extend to extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 0.02%).


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Classes A, B and C) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 700     $ 608     $ 308     $  85     $  98
--       -----     -----     -----     -----     -----
3          965       988       657       265       306
--       -----     -----     -----     -----     -----
5        1,251     1,395     1,133       460       531
--       -----     -----     -----     -----     -----
10       2,062     2,123     2,446     1,025     1,178
--       -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 700     $ 208     $ 208     $  85     $  98
--       -----     -----     -----     -----     -----
3          965       688       657       265       306
--       -----     -----     -----     -----     -----
5        1,251     1,195     1,133       460       531
--       -----     -----     -----     -----     -----
10       2,062     2,123     2,446     1,025     1,178
--       -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects lower fees incurred in Class A after this conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.


During the most recent fiscal year, the fund's portfolio turnover rate was 108% of the average value of its portfolio.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund invests at least 65% of its total assets in foreign equities (equities issued by foreign-based companies and listed on foreign exchanges). Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States). The fund may invest up to 20% of net assets in foreign debt securities, including convertible bonds. The fund's equity investments may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.


MANAGEMENT PROCESS. In choosing securities, portfolio management uses a combination of two analytical disciplines:


BOTTOM-UP RESEARCH. Portfolio management looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.


TOP-DOWN ANALYSIS. Portfolio management considers the economic outlooks for various sectors and industries while looking for those that may benefit from changes in the overall business environment.


Portfolio management will normally sell a stock when it believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund's exposure to a given country.



OTHER INVESTMENTS AND TECHNIQUES
--------------------------------------------------------------------------------

DERIVATIVES. The fund may use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities) for hedging, risk management or non-hedging purposes to seek to enhance potential gains. The fund may use derivatives as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

--------------------------------------------------------------------------------

MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:

o Currency risk. Changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

o Governmental risk. Compared to the United States, foreign markets and companies are less regulated and investors may have fewer legal remedies. Foreign governments may limit how much trading profit or currency can be taken out of the country, restrict the exchange of their currencies, extend diplomatic disputes to include trade and financial relations, seize foreign investments, or impose high taxes.

o Information risk. Because foreign accounting, auditing and financial reporting practices are typically less stringent than in the United States, foreign financial reports may present an incomplete, outdated or misleading picture of a company.

o Taxes. Foreign withholding and certain other taxes may reduce the amount of income distributed to shareholders, and special US tax considerations may apply to foreign investments.

o Trading practices risk. Brokerage commissions and other fees are generally higher for foreign investments than US investments. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery or recovery of money or investments.

These risks may be heightened in connection with investments in emerging markets.



                                       2
SUMMARY PROSPECTUS December 1, 2009                     DWS International Fund

STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent that the fund invests in a particular geographic region or market sector, performance will be affected by that region's general performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes (for example, many small company and foreign securities), for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's prospectus and Statement of Additional Information.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). As always, past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


For all share classes except Institutional Class, historical performance prior to class inception is based on the performance of the fund's original share class, Class S shares, adjusted to reflect the higher expenses and applicable sales charges of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Class S)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.




[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]





  57.89       -19.23      -26.89      -16.37     27.91      16.85      16.29      26.15      14.60      -48.13
  1999         2000        2001      2002        2003       2004       2005       2006        2007      2008




Best Quarter: 30.46%, Q4 1999       Worst Quarter: -26.73% Q3 2008
Year-to-Date as of 9/30/09: 31.82%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/08 expressed as a %)

These returns include sales charges, if any. Performance of a broad-based index is shown for comparison. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class S and would be different for other classes) reflect the highest individual federal income tax rates in effect at the time, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Return after taxes on distributions with sale is higher than other returns for the one, five and ten year periods due to a capital loss upon redemption. Performance of Class B shares does not assume the conversion to Class A shares after six years.



                                       3
SUMMARY PROSPECTUS December 1, 2009                     DWS International Fund

                              CLASS            1           5          10
RETURN                    INCEPTION         YEAR       YEARS       YEARS   SINCE INCEPTION
----------------------- -----------  -----------  ----------  ----------  ----------------
CLASS A before tax         8/2/99        -51.26       -1.13       -0.75             -
-----------------------  --------       -------      ------      ------             -
CLASS B before tax       12/29/00        -50.17       -1.05       -0.99             -
-----------------------  --------       -------      ------      ------             -
CLASS C before tax       12/29/00        -48.68       -0.76       -0.94             -
-----------------------  --------       -------      ------      ------             -
INST CLASS before tax    12/29/00        -48.05       0.50           -           -2.64
-----------------------  --------       -------      ------      ------         ------
CLASS S before tax        6/18/53        -48.13       0.38        0.16              -
-----------------------  --------       -------      ------      ------         ------
After tax on distribu-
tions                                    -48.30       0.13        -0.41             -
----------------------- --------        -------      ------      ------         ------
After tax on distribu-
tions, with sale of
fund shares                              -30.66       0.54        0.22              -
----------------------- --------        -------      ------      ------         ------
MORGAN STANLEY
CAPITAL INTERNATIONAL
(MSCI) EUROPE,
AUSTRALASIA, FAR EAST
(EAFE) INDEX                             -43.38       1.66        0.80              -
----------------------- --------        -------      ------      ------         ------
  INST Class incep-
  tion                                       -           -           -           -0.08
----------------------- --------        -------      ------      ------         ------

MSCI EAFE( (Reg. TM)) INDEX is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Returns reflect reinvestment of dividends net of withholding taxes.


MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

NIKOLAUS POEHLMANN, CFA. Director of Deutsche Asset Management and Lead Portfolio Manager of the fund. Joined the fund in 2009.


MICHAEL SIEGHART, CFA. Managing Director of Deutsche Asset Management and Portfolio Manager of the fund (through December 31, 2009). Joined the fund in 2009.


UDO ROSENDAHL. Managing Director of Deutsche Asset Management and Portfolio Manager of the fund. Joined the fund in 2009.


MARK SCHUMANN. Vice President of Deutsche Asset Management and Portfolio Manager of the fund. Joined the fund in 2009.


ANDREAS WENDELKEN. Director of Deutsche Asset Management and Portfolio Manager of the fund. Joined the fund in 2009.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                             AUTOMATIC
                                  IRAS (AND UGMAS/          INVESTMENT
              NON-IRA           UTMAS FOR CLASS S)               PLANS
         ------------  ---------------------------  ------------------
A B C        1,000                  500                      500
-------      -----                  ---                      ---
INST     1,000,000                 N/A                      N/A
-------  ---------                 ----                     ----
S            2,500                1,000                    1,000
-------  ---------                -----                    -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Institutional Class shares: (800) 730-1313
                                        Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Effective March 1, 2010, Class B shares will be closed to new purchases, except for exchanges and the reinvestment of dividends. Institutional Class shares are generally available only to qualified institutions. Class S shares are generally available only to existing Class S shareholders.



TAX INFORMATION


The fund's distributions (dividend and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
SUMMARY PROSPECTUS December 1, 2009                     DWS International Fund
DIF-SUM